Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment, net as of September 30, 2024 and 2023 consisted of the following:
	2024	2023
Buildings	$3,029,053	$2,913,471
Machinery and equipment	10,139,959	9,631,702
Transportation vehicles	1,116,564	1,013,593
Office equipment	636,193	611,129
Construction in progress (“CIP”)	2,917,883	-
Total property plant and equipment, at cost	17,839,652	14,169,895
Less: accumulated depreciation	(9,792,037)	(8,814,898)
Property, plant and equipment, net	$8,047,615	$5,354,997